Promissory Note	12 Months Ended
Dec. 31, 2022
Promissory Note [Abstract]
Promissory note

12. Promissory note

On December 15, 2020, the Company issued a $5 million promissory note (the “Promissory Note”) to Sandstorm due March 15, 2023 with interest payable at 7% per annum and repayable at the Company’s option prior to maturity. Repayment of principal on the Promissory Note began in June 2022 where $2.5 million was paid during the year ended December 31, 2022. As of March 15, 2023, the Company has not repaid the Promissory Note and is in discussions with Sandstorm to amend various terms.